PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 59,192	$ 32,812